LOSS PER SHARE - Computation of basic and diluted loss per common share (Details)				6 Months Ended
	Mar. 21, 2023 USD ($)	May 24, 2022 USD ($)	May 11, 2022	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 20, 2023 USD ($)	Mar. 06, 2023 USD ($)	Mar. 05, 2023 USD ($)	May 25, 2022 USD ($)	May 23, 2022 USD ($)
LOSS PER SHARE
Net Loss				$ (4,079)	$ (6,310,346)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, Basic | shares				1,534,487	1,534,487
Weighted average number of ordinary share outstanding, Diluted | shares				1,534,487	1,534,487
Loss per share, Basic | $ / shares				$ 0.00	$ (4.11)
Loss per share, Diluted | $ / shares				$ 0.00	$ (4.11)
Dividend distributed per common share
Share consolidation ratio	6	3.2	3.2
Authorized capital	$ 60,000	$ 60,000				$ 50,000	$ 60,000	$ 50,000	$ 50,000	$ 50,000
Dilutive stocks				$ 0	$ 0